Equity Investments (Details) - USD ($)		3 Months Ended
	Jun. 17, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jun. 17, 2021
Equity Investment
Payments for equity investments		$ 113	$ 0
Common stock		366		$ 364
Income (loss) in equity investments		236	$ 0
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment					$ 10,500,000
E1
Equity Investment
Percentage of ownership interest (as a percent)	10.00%
Payments for equity investments	$ 4,000,000.0
Common stock	$ 5,300,000
Number of common shares	581,795
Warrants to purchase common shares	286,582
Total investment	$ 9,300,000	9,300,000
Percentage of voting right	20.00%
Equity Investment		9,600,000
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)	33.33%
Equity Investment		$ 900,000